Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for credit losses for accounts receivables				$ 26,664
Percentage of goodwill	100.00%	100.00%
Impairment loss	$ 2,382,538
Closing balances of contract assets	1,461,411
Opening balances of contract assets	691,025
Closing balances of contract liabilities	587,140
Opening balances of contract liabilities	918,470
Revenue recognized contract liabilities beginning balance	$ 560,256
Percentage of value added tax	6.00%
Expenses	$ 18,025,748	$ 16,771,118	$ 6,180,287
Tax benefit	50.00%
Tax examination period	10 years
Depreciated currency percentage	8.30%	3.70%
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	$ 17,809,090
China [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	14,787,554
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	1,289,130
Singapore [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	2,034,692
Australia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	13,543
Australia [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	6,800
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	2,832,122
Hong Kong [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	1,195,402
India [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	90,180
India [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	4,007
Malaysia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	32,368
Malaysia [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	6,799
Japan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	34,921
Japan [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	75,322
America [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	120,953
America [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	24,583
Philippines [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	79,326
Philippines [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	91,828
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	$ 17,809,090	$ 14,787,554
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	21.40%	20.60%
Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage	4.10%	30.20%	19.10%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	9.40%	12.20%
Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage	32.30%	9.30%	11.90%
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciated currency percentage			8.60%